CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Bandwidth and Cabinet Resources | Supplier Concentration Risk | Largest five suppliers
CONCENTRATION OF RISKS
Concentration of risk, percentage	45.00%	42.00%	35.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	10.00%	10.00%	10.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | ¥	¥ 1,974,919	¥ 2,431,089
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | $				$ 14,543	$ 426,022